COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

		Shares	Value
EXCHANGE-TRADED FUNDS—CORPORATE BONDS	0.3%
Vanguard Intermediate-Term Corporate Bond ETF(a)		8,984	$755,644

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$726,281)			755,644

PREFERRED SECURITIES—EXCHANGE-TRADED	14.9%
BANKING	4.7%
Bank of America Corp., 4.125%, Series PP(a)(b)		22,513	395,553
Bank of America Corp., 4.25%, Series QQ(a)(b)		42,994	776,901
Bank of America Corp., 4.375%, Series NN(a)(b)		35,451	658,680
Federal Agricultural Mortgage Corp., 4.875%, Series G(b)		22,284	433,424
JPMorgan Chase & Co., 4.55%, Series JJ(a)(b)		20,457	408,526
M&T Bank Corp., 7.50%, Series J(a)(b)		68,570	1,831,505
Morgan Stanley, 6.375%, Series I(a)(b)		37,356	935,021
Morgan Stanley, 6.50%, Series P(a)(b)		14,280	364,140
Morgan Stanley, 6.625%, Series Q(a)(b)		128,936	3,340,732
Regions Financial Corp., 5.70% to 5/15/29, Series C(a)(b)(c)		26,920	659,271
Truist Financial Corp., 4.75%, Series R(a)(b)		20,991	430,315
Wells Fargo & Co., 4.375%, Series CC(a)(b)		56,086	1,020,204
Wells Fargo & Co., 4.70%, Series AA(a)(b)		24,946	488,692
Wells Fargo & Co., 4.75%, Series Z(a)(b)		43,939	867,356

			12,610,320

FINANCIAL SERVICES	1.2%
Affiliated Managers Group, Inc., 5.875%, due 3/30/59(a)		3,021	67,247
Affiliated Managers Group, Inc., 6.75%, due 3/30/64(a)		30,867	753,155
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(a)(c)		18,619	488,563
KKR & Co., Inc., 6.875%, due 6/1/65, Series T(a)		34,619	898,363
TPG Operating Group II LP, 6.95%, due 3/15/64(a)		38,549	995,335

			3,202,663

INSURANCE	3.4%
AEGON Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)(a)		35,748	734,621
Arch Capital Group Ltd., 4.55%, Series G(a)(b)		53,494	960,217
Arch Capital Group Ltd., 5.45%, Series F(a)(b)		24,438	532,993
Athene Holding Ltd., 4.875%, Series D(a)(b)		35,769	650,280
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)(c)		54,821	1,395,195
Athene Holding Ltd., 7.25% to 3/30/29, due 3/30/64(a)(c)		37,149	949,529
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)(c)		31,875	831,938
Axis Capital Holdings Ltd., 5.50%, Series E(a)(b)		14,643	313,360
Equitable Holdings, Inc., 5.25%, Series A(a)(b)		19,541	423,063
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53(a)		33,999	892,814
Lincoln National Corp., 9.00%, Series D(a)(b)		16,299	434,694
MetLife, Inc., 4.75%, Series F(a)(b)		20,098	419,244
RenaissanceRe Holdings Ltd., 4.20%, Series G (Bermuda)(b)		38,291	641,374

			9,179,322

REAL ESTATE	1.2%
CTO Realty Growth, Inc., 6.375%, Series A(b)		21,968	467,921
Public Storage, 4.10%, Series S(a)(b)		34,003	600,153

		Shares		Value
Public Storage, 4.625%, Series L(a)(b)			33,707	$661,668
Regency Centers Corp., 5.875%, Series B(b)			60,000	1,433,400

				3,163,142

TELECOMMUNICATIONS	1.0%
Array Digital Infrastructure, Inc., Senior Debt, 6.25%, due 9/1/69(a)			1,506	31,957
AT&T, Inc., 5.00%, Series A(a)(b)			19,909	417,093
Telephone & Data Systems, Inc., 6.00%, Series VV(a)(b)			22,067	436,927
T-Mobile USA, Inc., 5.50%, due 6/1/70(a)			23,441	530,939
T-Mobile USA, Inc., Senior Debt, 5.50%, due 3/1/70(a)			32,215	736,113
T-Mobile USA, Inc., Senior Debt, 6.25%, due 9/1/69(a)			16,236	402,653

				2,555,682

UTILITIES	3.4%
Algonquin Power & Utilities Corp., 8.76% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(a)(d)			22,887	583,619
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a)(b)			25,091	388,911
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada)(a)(b)			34,274	560,380
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)(a)			30,378	513,692
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(a)(b)			32,166	567,408
DTE Energy Co., 6.25%, due 10/1/85, Series H(a)			68,429	1,737,412
NextEra Energy Capital Holdings, Inc., 6.50%, due 6/1/85, Series U(a)			58,938	1,517,653
SCE Trust VII, 7.50%, Series M(a)(b)			40,515	944,000
SCE Trust VIII, 6.95%, Series N(a)(b)			16,098	350,292
Xcel Energy, Inc., 6.25%, due 10/15/85			78,800	1,963,302

				9,126,669

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$40,145,103)				39,837,798

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	130.4%
BANKING	77.5%
Abanca Corp. Bancaria SA, 6.125% to 9/19/31 (Spain)(b)(c)(e)(f)		EUR	800,000	944,952
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(b)(c)(e)(f)		EUR	800,000	1,026,241
AIB Group PLC, 6.00% to 7/14/31 (Ireland)(b)(c)(e)(f)		EUR	400,000	480,459
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(b)(c)(e)(f)		EUR	600,000	756,532
Alpha Bank SA, 7.50% to 6/10/30 (Greece)(b)(c)(e)(f)		EUR	800,000	1,031,838
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(b)(c)(e)			900,000	1,005,624
Banco BPM SpA, 6.25% to 5/27/30 (Italy)(b)(c)(e)(f)		EUR	600,000	731,226
Banco de Sabadell SA, 6.50% to 5/20/31 (Spain)(b)(c)(e)(f)		EUR	2,200,000	2,731,798
Banco Santander SA, 4.75% to 11/12/26, Series 0000 (Spain)(b)(c)(e)			1,200,000	1,180,543
Banco Santander SA, 8.00% to 2/1/34 (Spain)(b)(c)(e)			1,000,000	1,103,316
Banco Santander SA, 9.625% to 11/21/28 (Spain)(b)(c)(e)			1,000,000	1,121,922
Banco Santander SA, 9.625% to 5/21/33 (Spain)(b)(c)(e)			2,600,000	3,139,562
Bank of America Corp., 5.518% to 10/25/34, due 10/25/35(a)(c)			899,000	921,204
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(b)(c)			1,071,000	1,083,162
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(b)(c)			550,000	556,826
Bank of America Corp., 6.25% to 7/26/30, Series UU(a)(b)(c)			1,655,000	1,677,635
Bank of America Corp., 6.625% to 5/1/30, Series OO(a)(b)(c)			3,895,000	4,057,087
Bank of Ireland Group PLC, 6.125% to 3/18/32 (Ireland)(b)(c)(e)(f)		EUR	200,000	240,260

	Principal Amount*			Value
Bank of Ireland Group PLC, 6.375% to 3/10/30 (Ireland)(b)(c)(e)(f)	EUR	600,000		$735,489
Bank of Nova Scotia, 6.875% to 10/27/35, due 10/27/85 (Canada)(c)		1,000,000		999,519
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(a)(c)		1,200,000		1,253,720
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(a)(c)		800,000		859,791
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(a)(c)		1,600,000		1,702,587
Bankinter SA, 6.00% to 6/30/30 (Spain)(b)(c)(e)(f)	EUR	200,000		241,803
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(b)(c)		880,000		932,800
Barclays PLC, 7.625% to 3/15/35 (United Kingdom)(b)(c)(e)		1,200,000		1,272,917
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(b)(c)(e)		1,000,000		1,059,882
Barclays PLC, 8.375% to 9/15/31 (United Kingdom)(b)(c)(e)(f)	GBP	1,600,000		2,268,981
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(b)(c)(e)(f)	GBP	200,000		283,573
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(b)(c)(e)	GBP	800,000		1,165,544
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(b)(c)(e)		3,400,000		3,866,045
BNP Paribas SA, 4.50% to 2/25/30 (France)(b)(c)(e)(g)		1,400,000		1,282,784
BNP Paribas SA, 4.625% to 2/25/31 (France)(b)(c)(e)(g)		3,075,000		2,811,817
BNP Paribas SA, 7.00% to 8/16/28 (France)(b)(c)(e)(g)		565,000		581,469
BNP Paribas SA, 7.375% to 9/10/34 (France)(b)(c)(e)(g)		1,300,000		1,361,793
BNP Paribas SA, 7.75% to 8/16/29 (France)(b)(c)(e)(g)		2,500,000		2,654,380
BNP Paribas SA, 8.00% to 8/22/31 (France)(b)(c)(e)(g)		3,300,000		3,559,561
BNP Paribas SA, 8.50% to 8/14/28 (France)(b)(c)(e)(g)		2,500,000		2,674,255
BNP Paribas SA, 9.25% to 11/17/27 (France)(b)(c)(e)(g)		500,000		538,779
CaixaBank SA, 5.875% to 3/25/35 (Spain)(b)(c)(e)(f)	EUR	400,000		471,036
CaixaBank SA, 6.25% to 7/24/32 (Spain)(b)(c)(e)(f)	EUR	1,000,000		1,229,734
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, due 10/28/85 (Canada)(a)(c)		1,200,000		1,233,810
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(b)(c)		3,683,000		3,460,852
Citigroup Capital III, 7.625%, due 12/1/36(a)		4,115,000		4,581,915
Citigroup, Inc., 6.875% to 8/15/30, Series GG(a)(b)(c)		4,136,000		4,266,892
Citigroup, Inc., 6.95% to 2/15/30, Series FF(a)(b)(c)		4,090,000		4,205,776
Citigroup, Inc., 7.00% to 8/15/34, Series DD(b)(c)		1,861,000		1,979,388
Citigroup, Inc., 7.125% to 8/15/29, Series CC(b)(c)		966,000		999,412
Citigroup, Inc., 7.625% to 11/15/28, Series AA(b)(c)		1,658,000		1,742,999
CoBank ACB, 6.25% to 10/1/26, Series I(a)(b)(c)		1,904,000		1,913,901
CoBank ACB, 6.45% to 10/1/27, Series K(b)(c)		1,370,000		1,385,508
CoBank ACB, 7.125% to 1/1/30, Series M(b)(c)		1,250,000		1,296,676
Commerzbank AG, 6.625% to 10/9/32 (Germany)(b)(c)(e)(f)	EUR	400,000		495,320
Commerzbank AG, 7.50% to 10/9/30 (Germany)(b)(c)(e)(f)		1,600,000		1,682,802
Cooperatieve Rabobank UA, 6.50% (Netherlands)(b)(f)	EUR	1,008,150		1,364,414
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(b)(c)(e)(f)	GBP	1,200,000		1,721,033
Credit Agricole SA, 7.125% to 9/23/35 (France)(a)(b)(c)(e)(g)		2,400,000		2,453,105
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(b)(e)(g)(h)(i)		3,000,000		285,000
Deutsche Bank AG, 7.375% to 10/30/31 (Germany)(b)(c)(e)(f)	EUR	1,000,000		1,266,205
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(b)(c)(e)(f)	EUR	1,400,000		1,797,428
Erste Group Bank AG, 6.375% to 4/15/32 (Austria)(a)(b)(c)(e)(f)	EUR	800,000		977,694
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(c)(e)(f)	EUR	1,000,000		1,275,060
Eurobank Ergasias Services & Holdings SA, 6.625% to 6/4/31 (Greece)(b)(c)(e)(f)	EUR	1,400,000		1,717,380
Farm Credit Bank of Texas, 7.00% to 9/15/30, Series 6(b)(c)		1,000,000		1,052,147
Farm Credit Bank of Texas, 7.75% to 6/15/29(b)(c)		839,000		881,423
First Horizon Bank, 5.44% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(a)(b)(d)(g)		1,537	†	1,168,120
Goldman Sachs Group, Inc., 6.85% to 2/10/30(b)(c)		2,527,000		2,627,974
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)(c)		4,300,000		4,545,336

	Principal Amount*		Value
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a)(b)(c)(e)		1,500,000	$1,423,787
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a)(b)(c)(e)		2,200,000	2,211,203
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)(a)		1,402,000	1,527,865
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a)(b)(c)(e)		1,000,000	1,022,714
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(c)(e)		800,000	832,384
HSBC Holdings PLC, 7.05% to 6/5/30 (United Kingdom)(a)(b)(c)(e)		200,000	208,446
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(c)(e)		1,600,000	1,698,922
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(b)(c)		144,000	142,038
Huntington Bancshares, Inc., 6.25% to 10/15/30, Series K(b)(c)		1,330,000	1,327,893
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(b)(c)(e)(f)		800,000	773,090
ING Groep NV, 7.00% to 11/16/32 (Netherlands)(b)(c)(e)		2,400,000	2,476,849
ING Groep NV, 7.25% to 11/16/34 (Netherlands)(b)(c)(e)(f)		1,800,000	1,909,125
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(b)(c)(e)(f)		1,000,000	1,040,390
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(b)(c)(e)(f)		2,200,000	2,390,703
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(b)(c)(e)(f)	EUR	1,200,000	1,531,824
JPMorgan Chase & Co., 6.50% to 4/1/30, Series OO(a)(b)(c)		1,125,000	1,165,775
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)(c)		2,278,000	2,402,429
Julius Baer Group Ltd., 6.875% to 6/9/27 (Switzerland)(b)(c)(e)(f)		400,000	404,887
Julius Baer Group Ltd., 7.50% to 8/19/30 (Switzerland)(b)(c)(e)(f)		800,000	835,548
KBC Group NV, 6.25% to 9/17/31 (Belgium)(b)(c)(e)(f)	EUR	200,000	245,595
Landesbank Baden-Wuerttemberg, 6.75% to 10/15/30 (Germany)(a)(b)(c)(e)(f)	EUR	800,000	984,747
Lloyds Banking Group PLC, 6.75% to 9/27/31 (United Kingdom)(b)(c)(e)		800,000	820,245
Lloyds Banking Group PLC, 7.50% to 6/27/30 (United Kingdom)(a)(b)(c)(e)	GBP	1,200,000	1,655,715
Lloyds Banking Group PLC, 7.875% to 6/27/29 (United Kingdom)(b)(c)(e)(f)	GBP	200,000	283,314
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom)(b)(c)(e)		400,000	433,184
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(b)(c)(e)	GBP	400,000	565,355
M&T Bank Corp., 3.50% to 9/1/26, Series I(b)(c)		178,000	171,959
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(b)(c)(e)(f)	GBP	200,000	268,110
Nationwide Building Society, 7.875% to 12/20/31 (United Kingdom)(a)(b)(c)(e)(f)	GBP	1,200,000	1,673,875
NatWest Group PLC, 7.625% to 9/30/35 (United Kingdom)(b)(c)(e)(f)	GBP	800,000	1,085,667
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(b)(c)(e)		2,000,000	2,254,710
Nordea Bank Abp, 6.75% to 11/10/33 (Finland)(a)(b)(c)(e)(g)		200,000	203,107
Piraeus Financial Holdings SA, 6.75% to 12/30/30 (Greece)(b)(c)(e)(f)	EUR	1,200,000	1,477,016
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(b)(c)		1,381,000	1,393,085
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(b)(c)		1,566,000	1,593,865
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)(c)		1,545,000	1,587,844
RCI Banque SA, 6.125% to 9/24/30 (France)(b)(c)(e)(f)	EUR	600,000	704,622
Royal Bank of Canada, 6.50% to 11/24/35, due 11/24/85 (Canada)(a)(c)		2,400,000	2,378,839
Royal Bank of Canada, 6.75% to 8/24/30, due 8/24/85 (Canada)(a)(c)		1,600,000	1,652,172
Societe Generale SA, 5.375% to 11/18/30 (France)(b)(c)(e)(g)		2,600,000	2,456,381
Societe Generale SA, 6.125% to 3/17/32 (France)(b)(c)(e)(f)	EUR	500,000	589,566
Societe Generale SA, 6.75% to 4/6/28 (France)(b)(c)(e)(g)		2,360,000	2,379,538
Societe Generale SA, 8.125% to 11/21/29 (France)(b)(c)(e)(g)		1,600,000	1,678,843
Societe Generale SA, 8.50% to 3/25/34 (France)(b)(c)(e)(g)		1,400,000	1,516,071
Societe Generale SA, 9.375% to 11/22/27 (France)(b)(c)(e)(g)		1,600,000	1,717,750
Societe Generale SA, 10.00% to 11/14/28 (France)(b)(c)(e)(g)		2,600,000	2,884,029
Standard Chartered PLC, 4.30% to 8/19/28 (United Kingdom)(b)(c)(e)(g)		300,000	284,613
Standard Chartered PLC, 4.75% to 1/14/31 (United Kingdom)(b)(c)(e)(g)		1,400,000	1,319,308
Standard Chartered PLC, 7.75% to 8/15/27 (United Kingdom)(b)(c)(e)(g)		600,000	623,098
Standard Chartered PLC, 7.875% to 3/8/30 (United Kingdom)(b)(c)(e)(g)		1,200,000	1,290,596

		Principal Amount*		Value
State Street Corp., 6.70% to 3/15/29, Series I(b)(c)			1,775,000	$1,848,590
State Street Corp., 6.70% to 9/15/29, Series J(b)(c)			324,000	338,908
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a)(b)(c)(e)(f)			1,400,000	1,335,615
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(c)(e)(f)			1,400,000	1,507,464
Toronto-Dominion Bank, 6.35% to 10/31/30, due 10/31/85 (Canada)(a)(c)			1,300,000	1,304,608
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(a)(c)			1,000,000	1,053,960
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(a)(c)			2,400,000	2,539,922
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a)(b)(c)			157,000	157,004
Truist Financial Corp., 5.125% to 12/15/27, Series M(a)(b)(c)			872,000	864,281
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(b)(c)(e)(g)			2,000,000	1,822,029
UBS Group AG, 4.875% to 2/12/27 (Switzerland)(b)(c)(e)(g)			600,000	592,857
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(b)(c)(e)(g)			1,800,000	1,862,897
UBS Group AG, 7.00% to 2/5/35 (Switzerland)(b)(c)(e)(g)			2,200,000	2,245,010
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(b)(c)(e)(g)			2,400,000	2,594,208
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(b)(c)(e)(g)			3,200,000	3,538,221
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(b)(c)(e)(g)			3,800,000	4,530,786
UniCredit SpA, 6.50% to 12/3/31 (Italy)(b)(c)(e)(f)		EUR	800,000	999,871
Wells Fargo & Co., 5.95%, due 12/15/36(a)			1,027,000	1,063,593
Wells Fargo & Co., 6.85% to 9/15/29(b)(c)			1,289,000	1,356,866
Wells Fargo & Co., 7.625% to 9/15/28(b)(c)			1,328,000	1,423,384
Wells Fargo & Co., 7.95%, due 11/15/29, Series B(a)			249,000	278,895

				206,733,676

CONSUMER DISCRETIONARY PRODUCTS	0.3%
Volkswagen International Finance NV, 7.50% to 9/6/28, Series PNC5 (Germany)(a)(b)(c)(f)		EUR	200,000	256,983
Volkswagen International Finance NV, 7.875% to 9/6/32 (Germany)(a)(b)(c)(f)		EUR	500,000	678,258

				935,241

ENERGY	1.1%
BP Capital Markets PLC, 6.125% to 3/18/35(a)(b)(c)			972,000	1,007,999
BP Capital Markets PLC, 6.45% to 12/1/33(a)(b)(c)			1,250,000	1,336,280
Sunoco LP, 7.875% to 9/18/30(a)(b)(c)(g)			580,000	589,486

				2,933,765

FINANCIAL SERVICES	2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(a)(c)			455,000	476,495
Ally Financial, Inc., 4.70% to 5/15/26, Series B(b)(c)			767,000	748,203
Ally Financial, Inc., 4.70% to 5/15/28, Series C(b)(c)			1,065,000	983,370
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(a)(c)(g)			555,000	546,900
ILFC E-Capital Trust I, 6.27% (3 Month USD Term SOFR + 1.812%), due 12/21/65(d)(g)			693,000	586,190
Nomura Holdings, Inc., 7.00% to 7/15/30 (Japan)(b)(c)(e)			2,500,000	2,590,965

				5,932,123

HEALTH CARE	1.4%
CVS Health Corp., 6.75% to 9/10/34, due 12/10/54(c)			1,131,000	1,169,279
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(c)			2,361,000	2,482,457

				3,651,736

INSURANCE	14.4%
Allianz SE, 6.55% to 10/30/33 (Germany)(a)(b)(c)(e)(g)			1,600,000	1,653,296
Allstate Corp., 7.411% (3 Month USD Term SOFR + 3.200%), due 8/15/53, Series B(d)			970,000	974,852
American National Group, Inc., 7.00% to 12/1/30, due 12/1/55(c)			750,000	773,792

		Principal Amount*		Value
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(c)			1,555,000	$1,595,333
Athene Holding Ltd., 6.875% to 3/28/35, due 6/28/55(a)(c)			500,000	512,710
Athora Netherlands NV, 6.75% to 5/18/31 (Netherlands)(b)(c)(e)(f)		EUR	1,000,000	1,260,838
AXA SA, 5.75% to 6/2/30 (France)(a)(b)(c)(e)(f)		EUR	1,000,000	1,227,492
AXA SA, 6.375% to 7/16/33 (France)(a)(b)(c)(e)(f)		EUR	400,000	506,808
AXA SA, 8.60%, due 12/15/30 (France)(a)			525,000	626,120
Corebridge Financial, Inc., 6.375% to 6/15/34, due 9/15/54(a)(c)			555,000	570,445
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(a)(c)			580,000	594,933
Dai-ichi Life Insurance Co. Ltd., 6.20% to 1/16/35 (Japan)(a)(b)(c)(g)			1,200,000	1,248,272
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(a)(c)			1,205,000	1,197,733
Equitable Holdings, Inc., 6.70% to 12/28/34, due 3/28/55(a)(c)			970,000	1,011,908
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(c)(g)			1,613,000	1,589,226
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(c)(g)			1,300,000	1,377,674
Hartford Insurance Group, Inc., 6.598% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(a)(d)(g)			1,400,000	1,310,746
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(c)(f)			400,000	398,336
Lincoln National Corp., 9.25% to 12/1/27, Series C(b)(c)			933,000	1,004,681
Meiji Yasuda Life Insurance Co., 6.10% to 6/11/35, due 6/11/55 (Japan)(a)(c)(g)			2,200,000	2,290,792
MetLife Capital Trust IV, 7.875%, due 12/15/37(a)(g)			2,828,000	3,167,730
MetLife, Inc., 9.25%, due 4/8/38(a)(g)			2,309,000	2,774,663
Nippon Life Insurance Co., 6.50% to 4/30/35, due 4/30/55 (Japan)(a)(c)(g)			1,600,000	1,724,307
Prudential Financial, Inc., 6.50% to 12/15/33, due 3/15/54(a)(c)			515,000	551,865
Prudential Financial, Inc., 6.75% to 12/1/32, due 3/1/53(a)(c)			990,000	1,068,737
Reinsurance Group of America, Inc., 6.65% to 6/15/35, due 9/15/55(a)(c)			960,000	1,008,543
RLGH Finance Bermuda Ltd., 6.75%, due 7/2/35 (Bermuda)(f)			1,100,000	1,174,750
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(b)(c)(e)(f)			200,000	195,582
SBL Holdings, Inc., 6.50% to 11/13/26(b)(c)(g)			1,472,000	1,438,574
SBL Holdings, Inc., 9.508% to 5/13/30(b)(c)(g)			866,000	904,573
Sumitomo Life Insurance Co., 5.875% to 1/18/34 (Japan)(a)(b)(c)(g)			800,000	822,571
Voya Financial, Inc., 7.758% to 9/15/28, Series A(b)(c)			314,000	334,017
Zurich Finance Ireland II DAC, 6.25% to 5/22/35, due 11/22/55 (Ireland)(a)(c)(f)			1,400,000	1,489,437

				38,381,336

PIPELINES	13.1%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(c)			715,000	712,312
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(c)			666,000	673,544
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(c)			835,000	838,797
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(c)			1,970,000	1,992,754
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(a)(c)			1,605,000	1,704,539
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(c)			579,000	603,101
Enbridge, Inc., 7.375% to 12/15/29, due 3/15/55 (Canada)(a)(c)			330,000	350,411
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(c)			2,152,000	2,337,535
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(c)			1,868,000	2,013,344
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(c)			3,266,000	3,743,342
Energy Transfer LP, 6.50% to 11/15/26, Series H(b)(c)			1,220,000	1,228,918
Energy Transfer LP, 6.625% to 2/15/28, Series B(b)(c)			2,225,000	2,223,807
Energy Transfer LP, 6.75% to 11/15/35, due 2/15/56(c)			1,000,000	999,213
Energy Transfer LP, 7.125% to 5/15/30, Series G(b)(c)			2,373,000	2,456,558
Enterprise Products Operating LLC, 7.433% (3 Month USD Term SOFR + 3.248%), due 8/16/77, Series D(a)(d)			986,000	986,789
Phillips 66 Co., 5.875% to 12/15/30, due 3/15/56, Series A(a)(c)			1,790,000	1,777,425
Phillips 66 Co., 6.20% to 12/15/35, due 3/15/56, Series B(a)(c)			1,570,000	1,575,683
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 12/1/34, due 3/1/55 (Canada)(c)			1,420,000	1,508,868

		Principal Amount*		Value
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(c)			1,825,000	$1,908,156
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(c)			1,790,000	1,776,429
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(b)(c)(g)			3,547,000	3,517,842

				34,929,367

REAL ESTATE	0.4%
Unibail-Rodamco-Westfield SE, 4.875% to 7/4/30 (France)(b)(c)(f)		EUR	800,000	965,111

RETAIL & WHOLESALE—STAPLES	0.8%
Land O’ Lakes, Inc., 7.00%(a)(b)(g)			1,100,000	959,750
Land O’ Lakes, Inc., 7.25%(a)(b)(g)			1,190,000	1,082,900

				2,042,650

TELECOMMUNICATIONS	4.0%
Bell Canada, 6.875% to 6/15/30, due 9/15/55 (Canada)(c)			1,630,000	1,693,211
Bell Canada, 7.00% to 6/15/35, due 9/15/55 (Canada)(c)			2,350,000	2,458,431
Rogers Communications, Inc., 7.00% to 2/14/30, due 4/15/55 (Canada)(c)			1,135,000	1,184,941
Rogers Communications, Inc., 7.125% to 2/14/35, due 4/15/55 (Canada)(c)			592,000	627,861
TELUS Corp., 6.625% to 7/15/30, due 10/15/55 (Canada)(c)			1,945,000	2,002,942
TELUS Corp., 7.00% to 7/15/35, due 10/15/55 (Canada)(c)			1,951,000	2,059,402
Vodafone Group PLC, 5.125% to 12/4/50, due 6/4/81 (United Kingdom)(c)			880,000	694,973

				10,721,761

UTILITIES	15.2%
AES Corp., 6.95% to 4/15/30, due 7/15/55(c)			1,274,000	1,253,457
AES Corp., 7.60% to 10/15/29, due 1/15/55(c)			450,000	467,136
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(c)			2,524,000	2,464,786
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54 (Canada)(c)(g)			1,700,000	1,761,324
American Electric Power Co., Inc., 3.875% to 11/15/26, due 2/15/62(c)			1,138,000	1,103,794
American Electric Power Co., Inc., 5.80% to 12/15/30, due 3/15/56, Series C(c)			1,775,000	1,773,218
American Electric Power Co., Inc., 6.05% to 12/15/35, due 3/15/56, Series D(c)			1,690,000	1,696,602
American Electric Power Co., Inc., 6.95% to 9/15/34, due 12/15/54(c)			724,000	785,361
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(c)			1,421,000	1,492,174
CenterPoint Energy, Inc., 6.85% to 11/15/34, due 2/15/55, Series B(c)			385,000	409,345
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(c)			1,100,000	1,148,191
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(c)			1,912,000	1,768,006
CMS Energy Corp., 6.50% to 3/1/35, due 6/1/55(c)			1,020,000	1,057,107
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(b)(c)			1,282,000	1,266,002
Dominion Energy, Inc., 6.20% to 11/15/35, due 2/15/56(a)(c)			1,695,000	1,707,658
Dominion Energy, Inc., 6.625% to 2/15/35, due 5/15/55(a)(c)			645,000	668,428
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(a)(c)			711,000	744,577
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(a)(c)			785,000	821,663
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(c)			763,000	801,343
Evergy, Inc., 6.65% to 3/1/30, due 6/1/55(a)(c)			1,085,000	1,113,085
NextEra Energy Capital Holdings, Inc., 3.80% to 3/15/27, due 3/15/82(a)(c)			392,000	382,774
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(a)(c)			378,000	380,939
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, due 8/15/55(a)(c)			425,000	441,684
NextEra Energy Capital Holdings, Inc., 6.50% to 5/15/35, due 8/15/55(a)(c)			2,140,000	2,269,001
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(a)(c)			1,327,000	1,374,763
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(a)(c)			2,059,000	2,219,851
NiSource, Inc., 6.375% to 12/31/34, due 3/31/55(c)			364,000	377,238
NiSource, Inc., 6.95% to 8/30/29, due 11/30/54(c)			155,000	161,686

		Principal Amount*	Value
Sempra, 4.125% to 1/1/27, due 4/1/52(a)(c)		2,252,000	$2,196,765
Sempra, 6.375% to 1/1/31, due 4/1/56(a)(c)		1,970,000	2,022,905
Sempra, 6.40% to 7/1/34, due 10/1/54(a)(c)		2,272,000	2,324,722
Sempra, 6.875% to 7/1/29, due 10/1/54(a)(c)		1,951,000	2,024,231

			40,479,816

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$330,274,894)			347,706,582

		Shares
SHORT-TERM INVESTMENTS	1.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.07%(j)		1,629,488	1,629,488
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.09%(j)		1,630,000	1,630,000

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,259,488)			3,259,488

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$374,405,766)	146.8%		391,559,512
LIABILITIES IN EXCESS OF OTHER ASSETS	(46.8)		(124,842,940)

NET ASSETS	100.0%		$266,716,572

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate	Fixed Rate Pay/Receive	Fixed Payment Frequency	Floating Rate (resets daily)	Floating Rate Pay/Receive	Floating Payment Frequency	Maturity Date	Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)
EUR 6,600,000	2.388%	Pay	Annually	2.096%(k)	Receive	Semi-Annually	12/16/30	$3,454	$—	$3,454
$ 39,000,000	1.181%	Pay	Monthly	4.354%(l)	Receive	Monthly	9/15/26	999,273	(2,630)	1,001,903
40,000,000	0.930%	Pay	Monthly	4.354%(l)	Receive	Monthly	9/15/27	2,005,519	(4,258)	2,009,777
15,000,000	3.655%	Pay	Monthly	4.240%(l)	Receive	Monthly	9/15/28	(152,660)	—	(152,660)
15,000,000	3.588%	Pay	Monthly	4.240%(l)	Receive	Monthly	9/15/28	(123,378)	—	(123,378)
8,000,000	3.227%	Receive	Annually	4.240%(l)	Pay	Annually	12/16/30	(65,967)	—	(65,967)

								$2,666,241	$(6,888)	$2,673,129

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	16,282,226	USD	19,041,574	10/27/25	$(103,665)
Brown Brothers Harriman	EUR	10,567,316	USD	12,358,160	10/27/25	(67,279)
Brown Brothers Harriman	GBP	4,758,488	USD	6,351,963	10/27/25	(48,613)
Brown Brothers Harriman	GBP	3,381,848	USD	4,514,328	10/27/25	(34,549)

						$(254,106)

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
EUR	Euro Currency
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
ICON	Income Capital Obligation Note
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Schedule of Investments.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$755,644	$—	$—	$755,644
Preferred Securities—Exchange-Traded:
Utilities	7,163,367	1,963,302	—	9,126,669
Other Industries	30,711,129	—	—	30,711,129
Preferred Securities—Over-the-Counter	—	347,706,582	—	347,706,582
Short-Term Investments	—	3,259,488	—	3,259,488

Total Investments in Securities(m)	$38,630,140	$352,929,372	$—	$391,559,512

Interest Rate Swap Contracts	$—	$3,015,134	$—	$3,015,134

Total Derivative Assets(m)	$—	$3,015,134	$—	$3,015,134

Forward Foreign Currency Exchange Contracts	$—	$(254,106)	$—	$(254,106)
Interest Rate Swap Contracts	—	(342,005)	—	(342,005)

Total Derivative Liabilities(m)	$—	$(596,111)	$—	$(596,111)

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.

†	Represents shares.
(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $174,572,336 in aggregate has been pledged as collateral.
(b)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(c)	Security converts to floating rate after the indicated fixed–rate coupon period.
(d)	Variable rate. Rate shown is in effect at September 30, 2025.
(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $133,844,008 which represents 50.2% of the net assets of the Fund (33.8% of the managed assets of the Fund).

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $53,665,882 which represents 20.1% of the net assets of the Fund, of which 0.0% are illiquid.

(g)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $82,257,221 which represents 30.8% of the net assets of the Fund, of which 1.0% are illiquid.

(h)	Non–income producing security.
(i)	Security is in default.
(j)	Rate quoted represents the annualized seven–day yield.
(k)	Based on EURIBOR. Represents rates in effect at September 30, 2025.
(l)	Based on USD-SOFR-OIS. Represents rates in effect at September 30, 2025.
(m)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Country Summary	% of Managed Assets
United States	46.6
Canada	13.1
United Kingdom	8.9
France	8.9
Switzerland	4.7
Spain	3.3
Netherlands	3.3
Germany	2.2
Japan	2.2
Greece	1.1
Ireland	1.1
Italy	0.8
Sweden	0.7
Austria	0.6
Bermuda	0.5
Other (includes short-term investments)	2.0

100.0

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment manager as the Fund’s “Valuation Designee” under Rule 2a-5 under the Investment Company Act of 1940 (the 1940 Act). As Valuation Designee, the investment manager is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of September 30, 2025 are disclosed in the Fund’s Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.